Schedule of accounts receivable net (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 188,614	$ 252,818	$ 156,604
Allowance for doubtful accounts	(6,791)	(9,102)	(23,210)
Total accounts receivable, net	$ 181,823	$ 243,716	$ 133,394